N-2	6 Months Ended
Jun. 30, 2026
Cover [Abstract]
Entity Central Index Key	0001233087
Amendment Flag	false
Entity Inv Company Type	N-2
Document Type	N-CSRS
Entity Registrant Name	Franklin Limited Duration Income Trust
Document Period End Date	Jun. 30, 2026